SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIFE

Property and equipment are presented at cost, net of accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful life and begins at the time the asset is placed in service. The estimated useful life of each asset category is as follows:

Computer equipment	3 Years

Laboratory equipment	5 Years

Furniture	and office equipment 7 Years

Leasehold improvements	Lesser of useful life or remaining lease term